Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Revenue [Abstract]
Cannabinoid oils sales			$ 1,897,596
Total revenue			1,897,596
(b) Other income
Income from other arrangements			35,569
Government grants			37,500
Interest	$ 362,766	6,271	2,679
Refundable R&D tax offset		782,383
Total other income	$ 1,376,645	$ 788,654	$ 75,748